Significant Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Significant Transactions [Abstract]
Significant Transactions
3.  Significant Transactions

On January 17, 2012, February 27, 2012 and March 28, 2012, the Company issued 8% unsecured, bridge promissory notes to Visser Precision Cast, LLC ("Visser") due upon demand in the amount of $200, $200 and $350, respectively.  The promissory notes totaling $750 remain outstanding as of March 31, 2012 and is included in Short Term Debt.  On April 25, 2012, the Company issued an 8% unsecured, bridge promissory note to Visser due upon demand in the amount of $300 (see Note 14).

On December 20, 2011, the Company's former majority owned subsidiary, Liquidmetal Coatings, LLC ("LMC") entered into a transaction pursuant to which LMC issued and sold additional membership interests to a related party and third-party investors for an aggregate purchase price of $3,000 (the "LMC Investment").  The LMC Investment was entered into pursuant to a Membership Interest Purchase Agreement between the investors and LMC (the "Purchase Agreement").  The investors in the LMC Investment were Rockwall Holdings, Inc. ("Rockwall") and C3 Capital Partners, L.P. and C3 Capital Partners II, L.P. (the "C3 Entities"). The C3 Entities were minority investors in LMC prior to the transaction, and Rockwall is a company controlled by John Kang, a former Chief Executive Officer and Chairman of the Company.

The transactions contemplated by the Purchase Agreement were deemed to be effective as of November 30, 2011.  In connection with the LMC Investment, the Company and the C3 Entities, agreed to terminate a letter agreement, dated July 30, 2010, under which the Company would have been obligated to contribute additional capital to LMC if requested by LMC.  As a result of the LMC Investment and the termination of such letter agreement, the Company no longer has any contingent obligation to contribute additional capital to LMC and consequently, the Company's equity interest in LMC was reduced from approximately 72.86% to 0.67%.  However, the Company did not sell any of its own membership interests in LMC in the transaction.  As a result of the reduction in the Company's percentage interest in LMC, the Company will no longer consolidate LMC's financial results with the Company's financial results and previous results of operations are reclassified as discontinued operations for financial reporting purposes.  However, Ricardo Salas, the Company's Executive Vice President, will continue to serve as a member of LMC's board of directors.

In connection with the LMC Investment, the Company entered into a Second Amended and Restated Operating Agreement with LMC and other members of LMC, and the Company also entered into a Second Amended and Restated License and Technical Support Agreement with LMC terminating certain technology cross-licenses between LMC and the Company and continuing LMC's right to use the Liquidmetal trademark in connection with LMC's business.

On December 1, 2011, the Company entered into a Share Purchase Agreement (the "Share Purchase Agreement") with LMTK Holdings, Inc. ("LMTK Holdings") to sell the Company's former Korean subsidiary and manufacturing facility, Liquidmetal Technologies Korea ("LMTK") which was discontinued in November 2010.  Under the Share Purchase Agreement, the Company sold all of LMTK's shares of common stock to LMTK Holdings for an aggregate purchase price of one hundred dollars.  The previous results of operations of LMTK have been included as discontinued operations in the Company's consolidated financial statements, and as a result of the transaction, the Company will no longer consolidate LMTK's financial results into the Company's consolidated financial statements.

In June 2010, the Company created a wholly owned subsidiary, Advanced Metals Materials ("AMM"), in Weihei China as a holding company for certain assets that were acquired in China.  During the first quarter of 2011, AMM started production and manufacturing of certain bulk Liquidmetal alloys.  On August 5, 2011, the Company sold all of the stock of AMM to Innovative Materials Group, which is majority owned by John Kang, a former Chief Executive Officer and Chairman of the Company, for $720, of which $200 was paid in the form of a promissory note due August 5, 2012, bearing an interest rate of 8% per annum and is included in notes receivable in the Company's consolidated balance sheet.  The results of operations of AMM are included as discontinued operations in the Company's consolidated statements of operations and comprehensive loss (See Note 10).

On August 6, 2010, SAGA, SpA in Padova, Italy ("SAGA"), a specialist parts manufacturer, filed a litigation case against the Company claiming damages of $3,200 for payment on an alleged loan and for alleged breach of contract in connection with the formation of joint venture agreement called Liquidmetal SAGA Italy, Srl ("LSI").  On April 6, 2011 (the "Effective Date"), the Company entered into a Settlement and Equity Interest Purchase Agreement with SAGA pursuant to which (i) the joint venture between the Company and SAGA was terminated, (ii) the Company and SAGA both agreed to cause certain pending legal action against each other to be dismissed with prejudice, (iii) the Company paid SAGA $2,800 in the form of 4,496,429 restricted shares ("Shares") of the Company's common stock in exchange for SAGA's equity interest in LSI, and (iv) the Liquidmetal technology license to LSI was terminated (see Note 9).

The number of Shares issued to SAGA on the Effective Date was based on the 30 day trailing, volume weighted average price of the Company's stock as of the Effective Date.  An additional provision of the SAGA Settlement and Equity Interest Purchase Agreement was the obligation of the Company to issue a promissory note to compensate for a decrease in the market price of the Company's common stock over a six month period from the Effective Date of the settlement.  On October 10, 2011, the Company issued to SAGA a promissory note in the principal amount of $1,712 due October 10, 2012 ("Maturity Date") bearing interest of 8% per annum to account for the decrease in the market price of the Company's common stock.  All of the principal and accrued interest is due on the Maturity Date (see Note 6)

On August 5, 2010, the Company entered into a license transaction with Apple Inc. ("Apple") pursuant to which (i) the Company contributed substantially all of its intellectual property assets to a newly organized special-purpose, wholly-owned subsidiary, called Crucible Intellectual Property, LLC ("CIP"), (ii) CIP granted to Apple a perpetual, worldwide, fully-paid, exclusive license to commercialize such intellectual property in the field of consumer electronic products, as defined in the license agreement, in exchange for a license fee, and (iii) CIP granted back to the Company a perpetual, worldwide, fully-paid, exclusive license to commercialize such intellectual property in all other fields of use.  Additionally, in connection with the license transaction, Apple required the Company to complete a statement of work related to the exchange of Liquidmetal intellectual property information.  The Company recognized a portion of the one-time license fee upon receipt of the initial payment and completion of the foregoing requirements under the license transaction.  The remaining portion of the one-time license fee was recognized at the completion of the required statement of work.

Under the agreements relating to the license transaction with Apple, the Company was obligated to contribute all intellectual property that it developed through February 2012 to CIP.  In addition, the Company is obligated to refrain from encumbering any assets subject to the Apple security interest through August 2012 and is obligated to refrain from granting any security in its interest in CIP at any time.  The Company is also obligated to maintain certain limited liability company formalities with respect to CIP at all times after the closing of the license transaction.  If the Company is unable to comply with these obligations, Apple may be entitled to foreclose on such assets.  The Company is in compliance with these obligations as of March 31, 2012.

4.  Significant Transactions

On December 20, 2011, the Company's former majority owned subsidiary, Liquidmetal Coatings, LLC ("LMC") entered into a transaction pursuant to which LMC issued and sold additional membership interests to a related party and third-party investors for an aggregate purchase price of $3,000 (the "LMC Investment").  The LMC Investment was entered into pursuant to a Membership Interest Purchase Agreement between the investors and LMC (the "Purchase Agreement").  The investors in the LMC Investment were Rockwall Holdings, Inc. ("Rockwall") and C3 Capital Partners, L.P. and C3 Capital Partners II, L.P. (the "C3 Entities"). The C3 Entities were minority investors in LMC prior to the transaction, and Rockwall is a company controlled by John Kang, a former Chief Executive Officer and Chairman of the Company (see Note 19). As of December 31, 2011, Mr. Kang beneficially owned 5.0% of the Company's common stock

The transactions contemplated by the Purchase Agreement were deemed to be effective as of November 30, 2011.  In connection with the LMC Investment, the Company and the C3 Entities, agreed to terminate a letter agreement, dated July 30, 2010, under which the Company would have been obligated to contribute additional capital to LMC if requested by LMC.  As a result of the LMC Investment and the termination of such letter agreement, the Company no longer has any contingent obligation to contribute additional capital to LMC and consequently, the Company's equity interest in LMC was reduced from approximately 72.86% to 0.67%.  However, the Company did not sell any of its own membership interests in LMC in the transaction.  As a result of the reduction in the Company's percentage interest in LMC, the Company will no longer consolidate LMC's financial results with the Company's financial results and previous results of operations are reclassified as discontinued operations for financial reporting purposes.  However, Ricardo Salas, the Company's Executive Vice President, will continue to serve as a member of LMC's board of directors.

In connection with the LMC Investment, the Company entered into a Second Amended and Restated Operating Agreement with LMC and other members of LMC, and the Company also entered into a Second Amended and Restated License and Technical Support Agreement with LMC terminating certain technology cross-licenses between LMC and the Company and continuing LMC's right to use the Liquidmetal trademark in connection with LMC's business.

On December 1, 2011, the Company entered into a Share Purchase Agreement (the "Share Purchase Agreement") with LMTK Holdings, Inc. ("LMTK Holdings") to sell the Company's former Korean subsidiary and manufacturing facility, Liquidmetal Technologies Korea ("LMTK"), that was discontinued in November 2010.  Under the Share Purchase Agreement, the Company sold all of LMTK's shares of common stock to LMTK Holdings for an aggregate purchase price of one hundred dollars.  The previous results of operations of LMTK have been included as discontinued operations in the Company's consolidated financial statements, and as a result of the transaction, the Company will no longer consolidate LMTK's financial results into the Company's consolidated financial statements.

In June 2010, the Company created a wholly owned subsidiary, Advanced Metals Materials ("AMM"), in Weihei China as a holding company for certain assets that were acquired in China.  During the first quarter of 2011, AMM started production and manufacturing of certain bulk Liquidmetal alloys.  On August 5, 2011, the Company sold all of the stock of AMM to Innovative Materials Group, which is majority owned by John Kang, the Company's former Chairman, for $720, of which $200 was paid in the form of a promissory note due August 5, 2012, bearing an interest rate of 8% per annum and is included in notes receivable in the Company's consolidated balance sheet.  The results of operations of AMM are included as discontinued operations in the Company's consolidated statements of operations and comprehensive loss (See Note 14).

On August 6, 2010, SAGA, SpA in Padova, Italy ("SAGA"), a specialist parts manufacturer, filed a litigation case against the Company claiming damages of $3,200 for payment on an alleged loan and for alleged breach of contract in connection with the formation of joint venture agreement called Liquidmetal SAGA Italy, Srl ("LSI").  On April 6, 2011 (the "Effective Date"), the Company entered into a Settlement and Equity Interest Purchase Agreement with SAGA pursuant to which (i) the joint venture between the Company and SAGA was terminated, (ii) the Company and SAGA both agreed to cause certain pending legal action against each other to be dismissed with prejudice, (iii) the Company paid SAGA $2,800 in the form of 4,496,429 restricted shares ("Shares") of the Company's common stock in exchange for SAGA's equity interest in LSI, and (iv) the Liquidmetal technology license to LSI was terminated.  As of December 31, 2010, $3,100 was included in accrued liabilities on the Company's consolidated balance sheet for the settlement and legal fees.

The number of Shares issued to SAGA on the Effective Date was based on the 30 day trailing, volume weighted average price of the Company's stock as of the Effective Date.  An additional provision of the SAGA Settlement and Equity Interest Purchase Agreement was the obligation of the Company to issue a promissory note to compensate for a decrease in the market price of the Company's common stock over a six month period from the Effective Date of the settlement.  On October 10, 2011, the Company issued to SAGA a promissory note in the principal amount of $1,712 due October 10, 2012 ("Maturity Date") bearing interest of 8% per annum to account for the decrease in the market price of the Company's common stock.  All of the principal and accrued interest is due on the Maturity Date and is included in short-term notes payable in the Company's consolidated balance sheet as of December 31, 2011.

On August 5, 2010, the Company entered into a license transaction with Apple Inc. ("Apple") pursuant to which (i) the Company contributed substantially all of its intellectual property assets to a newly organized special-purpose, wholly-owned subsidiary, called Crucible Intellectual Property, LLC ("CIP"), (ii) CIP granted to Apple a perpetual, worldwide, fully-paid, exclusive license to commercialize such intellectual property in the field of consumer electronic products, as defined in the license agreement, in exchange for a license fee, and (iii) CIP granted back to the Company a perpetual, worldwide, fully-paid, exclusive license to commercialize such intellectual property in all other fields of use.  Additionally, in connection with the license transaction, Apple required the Company to complete a statement of work related to the exchange of Liquidmetal intellectual property information.  The Company recognized a portion of the one-time license fee upon receipt of the initial payment and completion of the foregoing requirements under the license transaction.  The remaining portion of the one-time license fee was recognized at the completion of the required statement of work.

Under the agreements relating to the license transaction with Apple, the Company is obligated to contribute all intellectual property that it develops through February 2012 to CIP.  In addition, the Company is obligated to refrain from encumbering any assets subject to the Apple security interest through August 2012 and is obligated to refrain from granting any security in its interest in CIP at any time.  The Company is also obligated to maintain certain limited liability company formalities with respect to CIP at all times after the closing of the license transaction.  If the Company is unable to comply with these obligations, Apple may be entitled to foreclose on such assets.  The Company is in compliance with these obligations as of December 31, 2011.